FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Years Ended December 31, 2024 and 2023

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of Separate Account VA-5NLNY of TFLIC

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA-5NLNY of TFLIC (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

Allspring VT Discovery SMID Cap Growth Class 2 Shares (1)	LVIP American Century Balanced Standard Class II Shares (1)

Columbia - Small Company Growth Class 1 Shares (1)	LVIP American Century Capital Appreciation Standard Class II Shares (1)

Federated Hermes Fund for U.S. Government Securities II (1)	Schwab Government Money Market (1)

Federated Hermes Managed Volatility II Primary Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)

Invesco V.I. High Yield Series I Shares (1)	VY JPMorgan Emerging Markets Equity (1)

Janus Henderson - Research Institutional Shares (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA-5NLNY of TFLIC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-5NLNY of TFLIC indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-5NLNY of TFLIC as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Allspring VT Discovery SMID Cap Growth Class 2 Shares	Invesco V.I. Core Equity Series I Shares
American Century VP Balanced Class I Shares	Invesco V.I. High Yield Series I Shares
American Century VP Capital Appreciation Class I Shares	Janus Henderson - Research Institutional Shares
Columbia - Small Company Growth Class 1 Shares	Schwab Government Money Market
Federated Hermes Fund for U.S. Government Securities II	VY JPMorgan Emerging Markets Equity
Federated Hermes Managed Volatility II Primary Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-5NLNY of TFLIC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-5NLNY of TFLIC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agent or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA-5NLNY of TFLIC since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Allspring VT Discovery SMID Cap Growth Class 2 Shares	428.754	$11,332	$10,363	$2	$10,365	71	$146.859549	$146.859549
Columbia - Small Company Growth Class 1 Shares	4,832.116	74,576	68,278	-	68,278	716	95.397174	95.397174
Federated Hermes Fund for U.S. Government Securities II	12,014.771	108,805	108,974	(2)	108,972	5,029	21.670073	21.670073
Federated Hermes Managed Volatility II Primary Shares	4,801.714	48,078	48,929	(1)	48,928	35,918	1.362245	1.362245
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-	40.209109	40.209109
Janus Henderson—Research Institutional Shares	5,550.071	198,488	329,674	2	329,676	2,197	150.081661	150.081661
LVIP American Century Balanced Standard Class II Shares	855.587	6,860	7,189	-	7,189	661	10.868877	10.868877
LVIP American Century Capital Appreciation Standard Class II Shares	3,601.840	53,877	60,388	-	60,388	5,231	11.544385	11.544385
Schwab Government Money Market	23,765.130	23,765	23,765	(4)	23,761	15,460	1.536985	1.536985
TA JPMorgan Enhanced Index Initial Class	1,399.765	36,453	39,991	-	39,991	34,430	1.161520	1.161520
VY JPMorgan Emerging Markets Equity	9,038.692	150,381	114,882	(2)	114,880	49,835	2.305198	2.305198

See accompanying notes.	5

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Allspring VT Discovery SMID Cap Growth Class 2 Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2022:	$7,428	$44,186	$1,857	$39,626

Investment Income:
Reinvested Dividends	-	-	47	745
Investment Expense:
Mortality and Expense Risk and Administrative Charges	69	424	15	339
Net Investment Income (Loss)	(69)	(424)	32	406

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(19)	(214)	(1)	(75)
Net Realized Capital Gains (Losses) on Investments	(19)	(214)	(1)	(75)
Net Change in Unrealized Appreciation (Depreciation)	1,509	11,936	32	2,747
Net Gain (Loss) on Investment	1,490	11,722	31	2,672

Net Increase (Decrease) in Net Assets Resulting from Operations	1,421	11,298	63	3,078

Increase (Decrease) in Net Assets from Contract Transactions	-	(1)	(1)	-

Total Increase (Decrease) in Net Assets	1,421	11,297	62	3,078

Net Assets as of December 31, 2023:	$8,849	$55,483	$1,919	$42,704

Investment Income:
Reinvested Dividends	-	1,443	67	1,007
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83	532	26	395
Net Investment Income (Loss)	(83)	911	41	612

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(6)	(113)	(2)	(28)
Net Realized Capital Gains (Losses) on Investments	(6)	(113)	(2)	(28)
Net Change in Unrealized Appreciation (Depreciation)	1,604	11,997	301	5,641
Net Gain (Loss) on Investment	1,598	11,884	299	5,613

Net Increase (Decrease) in Net Assets Resulting from Operations	1,515	12,795	340	6,225

Increase (Decrease) in Net Assets from Contract Transactions	1	-	106,713	(1)

Total Increase (Decrease) in Net Assets	1,516	12,795	107,053	6,224

Net Assets as of December 31, 2024:	$10,365	$68,278	$108,972	$48,928

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Research Institutional Shares Subaccount	LVIP American Century Balanced Standard Class II Shares Subaccount(1)	LVIP American Century Capital Appreciation Standard Class II Shares Subaccount(1)

Net Assets as of December 31, 2022:	$-	$173,083	$-	$-

Investment Income:
Reinvested Dividends	-	303	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,778	-	-
Net Investment Income (Loss)	-	(1,475)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	321	-	-
Net Realized Capital Gains (Losses) on Investments	-	321	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	73,794	-	-
Net Gain (Loss) on Investment	-	74,115	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	72,640	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(1)	-	-

Total Increase (Decrease) in Net Assets	-	72,639	-	-

Net Assets as of December 31, 2023:	$-	$245,722	$-	$-

Investment Income:
Reinvested Dividends	-	88	1,687	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,516	631	324
Net Investment Income (Loss)	-	(2,428)	1,056	(324)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,380	-	1,590
Realized Gain (Loss) on Investments	-	1,034	8,059	21
Net Realized Capital Gains (Losses) on Investments	-	9,414	8,059	1,611
Net Change in Unrealized Appreciation (Depreciation)	-	76,968	329	6,512
Net Gain (Loss) on Investment	-	86,382	8,388	8,123

Net Increase (Decrease) in Net Assets Resulting from Operations	-	83,954	9,444	7,799

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(2,255)	52,589

Total Increase (Decrease) in Net Assets	-	83,954	7,189	60,388

Net Assets as of December 31, 2024:	$-	$329,676	$7,189	$60,388

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Schwab Government Money Market Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount(1)	VY JPMorgan Emerging Markets Equity Subaccount

Net Assets as of December 31, 2022:	$21,931	$-	$107,101

Investment Income:
Reinvested Dividends	1,067	-	2,148
Investment Expense:
Mortality and Expense Risk and Administrative Charges	188	-	931
Net Investment Income (Loss)	879	-	1,217

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	(405)
Net Realized Capital Gains (Losses) on Investments	-	-	(405)
Net Change in Unrealized Appreciation (Depreciation)	-	-	5,520
Net Gain (Loss) on Investment	-	-	5,115

Net Increase (Decrease) in Net Assets Resulting from Operations	879	-	6,332

Increase (Decrease) in Net Assets from Contract Transactions	(1)	-	-

Total Increase (Decrease) in Net Assets	878	-	6,332

Net Assets as of December 31, 2023:	$22,809	$-	$113,433

Investment Income:
Reinvested Dividends	1,150	247	1,229
Investment Expense:
Mortality and Expense Risk and Administrative Charges	198	216	992
Net Investment Income (Loss)	952	31	237

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,219	-
Realized Gain (Loss) on Investments	-	16	(364)
Net Realized Capital Gains (Losses) on Investments	-	1,235	(364)
Net Change in Unrealized Appreciation (Depreciation)	-	3,539	1,575
Net Gain (Loss) on Investment	-	4,774	1,211

Net Increase (Decrease) in Net Assets Resulting from Operations	952	4,805	1,448

Increase (Decrease) in Net Assets from Contract Transactions	-	35,186	(1)

Total Increase (Decrease) in Net Assets	952	39,991	1,447

Net Assets as of December 31, 2024:	$23,761	$39,991	$114,880

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA-5NLNY of TFLIC (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Distinct AssetsSM Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Allspring Variable Trust:	Allspring Variable Trust:

Allspring VT Discovery SMID Cap Growth Class 2 Shares	Allspring VT Discovery SMID Cap Growth Fund Class 2 Shares

Columbia Funds Variable Insurance Trust:	Columbia Funds Variable Insurance Trust:

Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares

Federated Insurance Series:	Federated Insurance Series:

Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares

Janus Aspen Series:	Janus Aspen Series:

Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares

Lincoln Variable Insurance Products:	Lincoln Variable Insurance Products:

LVIP American Century Balanced Standard Class II Shares	LVIP American Century Balanced Standard Fund Class II Shares

LVIP American Century Capital Appreciation Standard Class II Shares	LVIP American Century Capital Appreciation Standard Fund Class II Shares
Schwab Annuity Portfolios:	Schwab Annuity Portfolios:

Schwab Government Money Market	Schwab Government Money Market Portfolio

Transamerica Series Trust:	Transamerica Series Trust:

TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Initial Class

Voya Investors Trust:	Voya Investors Trust:

VY JPMorgan Emerging Markets Equity	VY JPMorgan Emerging Markets Equity Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

TA JPMorgan Enhanced Index Initial Class	May 3, 2024

LVIP American Century Balanced Standard Class II Shares	April 26, 2024

LVIP American Century Capital Appreciation Standard Class II Shares	April 26, 2024

9

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount

LVIP American Century Balanced Standard Class II Shares	American Century VP Balanced Class I Shares

LVIP American Century Capital Appreciation Standard Class II Shares	American Century VP Capital Appreciation Class I Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount

TA JPMorgan Enhanced Index Initial Class	Invesco V.I. Core Equity Series I Shares

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Allspring VT Discovery SMID Cap Growth Class 2 Shares	$-	$83
Columbia - Small Company Growth Class 1 Shares	1,443	532
Federated Hermes Fund for U.S. Government Securities II	106,781	26
Federated Hermes Managed Volatility II Primary Shares	1,007	396
Invesco V.I. High Yield Series I Shares	-	-
Janus Henderson - Research Institutional Shares	8,468	2,516
LVIP American Century Balanced Standard Class II Shares	106,147	107,346
LVIP American Century Capital Appreciation Standard Class II Shares	54,180	324
Schwab Government Money Market	1,161	209
TA JPMorgan Enhanced Index Initial Class	36,653	216
VY JPMorgan Emerging Markets Equity	1,229	992

12

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-
Federated Hermes Fund for U.S. Government Securities II	4,940	1	4,941	-	-	-
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Research Institutional Shares	-	-	-	-	-	-
LVIP American Century Balanced Standard Class II Shares	10,393	(9,732)	661	-	-	-
LVIP American Century Capital Appreciation Standard Class II Shares	5,231	-	5,231	-	-	-
Schwab Government Money Market	8	(8)	-	-	-	-
TA JPMorgan Enhanced Index Initial Class	34,430	-	34,430	-	-	-
VY JPMorgan Emerging Markets Equity	-	-	-	-	-	-

13

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Allspring VT Discovery SMID Cap Growth Class 2 Shares	$-	$1	$1	$-	$-	$-
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	(1)	(1)
Federated Hermes Fund for U.S. Government Securities II	106,714	(1)	106,713	-	(1)	(1)
Federated Hermes Managed Volatility II Primary Shares	-	(1)	(1)	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Research Institutional Shares	-	-	-	-	(1)	(1)
LVIP American Century Balanced Standard Class II Shares	104,460	(106,715)	(2,255)	-	-	-
LVIP American Century Capital Appreciation Standard Class II Shares	52,590	(1)	52,589	-	-	-
Schwab Government Money Market	12	(12)	-	-	(1)	(1)
TA JPMorgan Enhanced Index Initial Class	35,186	-	35,186	-	-	-
VY JPMorgan Emerging Markets Equity	-	(1)	(1)	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Allspring VT Discovery SMID Cap Growth Class 2 Shares
12/31/2024		71	$146.86	to	$146.86	$10,365	-%	0.85%	to	0.85%	17.13%	to	17.13%
12/31/2023		71	125.38	to	125.38	8,849	-	0.85	to	0.85	19.13	to	19.13
12/31/2022		71	105.24	to	105.24	7,428	-	0.85	to	0.85	(38.37)	to	(38.37)
12/31/2021		71	170.77	to	170.77	12,052	-	0.85	to	0.85	(5.84)	to	(5.84)
12/31/2020		152	181.37	to	181.37	27,625	-	0.85	to	0.85	61.28	to	61.28
Columbia - Small Company Growth Class 1 Shares
12/31/2024		716	95.40	to	95.40	68,278	2.31	0.85	to	0.85	23.06	to	23.06
12/31/2023		716	77.52	to	77.52	55,483	-	0.85	to	0.85	25.57	to	25.57
12/31/2022		716	61.74	to	61.74	44,186	-	0.85	to	0.85	(36.31)	to	(36.31)
12/31/2021		1,105	96.93	to	96.93	107,120	-	0.85	to	0.85	(3.72)	to	(3.72)
12/31/2020		1,105	100.67	to	100.67	111,259	-	0.85	to	0.85	69.68	to	69.68
Federated Hermes Fund for U.S. Government Securities II
12/31/2024		5,029	21.67	to	21.67	108,972	2.11	0.85	to	0.85	(0.27)	to	(0.27)
12/31/2023		88	21.73	to	21.73	1,919	2.50	0.85	to	0.85	3.31	to	3.31
12/31/2022		88	21.03	to	21.03	1,857	2.20	0.85	to	0.85	(13.28)	to	(13.28)
12/31/2021		10,647	24.25	to	24.25	258,237	2.02	0.85	to	0.85	(2.87)	to	(2.87)
12/31/2020		10,647	24.97	to	24.97	265,869	2.37	0.85	to	0.85	4.33	to	4.33
Federated Hermes Managed Volatility II Primary Shares
12/31/2024		35,918	1.36	to	1.36	48,928	2.17	0.85	to	0.85	14.58	to	14.58
12/31/2023		35,918	1.19	to	1.19	42,704	1.85	0.85	to	0.85	7.77	to	7.77
12/31/2022		35,918	1.10	to	1.10	39,626	1.86	0.85	to	0.85	(14.48)	to	(14.48)
12/31/2021		35,918	1.29	to	1.29	46,335	2.18	0.85	to	0.85	17.51	to	17.51
12/31/2020		47,496	1.10	to	1.10	52,141	2.60	0.85	to	0.85	0.08	to	0.08
Invesco V.I. High Yield Series I Shares
12/31/2024		-	40.21	to	40.21	-	-	0.85	to	0.85	6.82	to	6.82
12/31/2023		-	37.64	to	37.64	-	-	0.85	to	0.85	9.25	to	9.25
12/31/2022		-	34.46	to	34.46	-	-	0.85	to	0.85	(10.32)	to	(10.32)
12/31/2021		-	38.42	to	38.42	-	-	0.85	to	0.85	3.50	to	3.50
12/31/2020		-	37.12	to	37.12	-	-	0.85	to	0.85	2.45	to	2.45
Janus Henderson - Research Institutional Shares
12/31/2024		2,197	150.08	to	150.08	329,676	0.03	0.85	to	0.85	34.17	to	34.17
12/31/2023		2,197	111.86	to	111.86	245,722	0.14	0.85	to	0.85	41.97	to	41.97
12/31/2022		2,197	78.79	to	78.79	173,083	0.71	0.85	to	0.85	(30.48)	to	(30.48)
12/31/2021		2,197	113.34	to	113.34	248,970	0.10	0.85	to	0.85	19.32	to	19.32
12/31/2020		2,636	94.99	to	94.99	250,368	0.54	0.85	to	0.85	31.83	to	31.83
LVIP American Century Balanced Standard Class II Shares
12/31/2024	(1)	661	10.87	to	10.87	7,189	1.56	0.85	to	0.85	-	to	-
LVIP American Century Capital Appreciation Standard Class II Shares
12/31/2024	(1)	5,231	11.54	to	11.54	60,388	-	0.85	to	0.85	-	to	-
Schwab Government Money Market
12/31/2024		15,460	1.54	to	1.54	23,761	4.95	0.85	to	0.85	4.17	to	4.17
12/31/2023		15,460	1.48	to	1.48	22,809	4.78	0.85	to	0.85	4.00	to	4.00
12/31/2022		15,460	1.42	to	1.42	21,931	1.44	0.85	to	0.85	0.60	to	0.60
12/31/2021		15,460	1.41	to	1.41	21,801	0.06	0.85	to	0.85	(0.78)	to	(0.78)
12/31/2020		15,466	1.42	to	1.42	21,982	0.30	0.85	to	0.85	(0.56)	to	(0.56)
TA JPMorgan Enhanced Index Initial Class
12/31/2024	(1)	34,430	1.16	to	1.16	39,991	0.65	0.85	to	0.85	-	to	-

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

VY JPMorgan Emerging Markets Equity
12/31/2024	49,835	$2.31	to	$2.31	$114,880	1.05%	0.85%	to	0.85%	1.28%	to	1.28%
12/31/2023	49,835	2.28	to	2.28	113,433	1.95	0.85	to	0.85	5.91	to	5.91
12/31/2022	49,835	2.15	to	2.15	107,101	-	0.85	to	0.85	(26.52)	to	(26.52)
12/31/2021	55,645	2.92	to	2.92	162,741	-	0.85	to	0.85	(10.60)	to	(10.60)
12/31/2020	55,645	3.27	to	3.27	182,045	0.60	0.85	to	0.85	32.61	to	32.61

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.70% is deducted from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.